GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Tikcro Technologies Ltd. ("the Company" or "Tikcro") was incorporated in 1999, under the laws of Israel.

The Company has no significant business activities other than its holdings in BioCancell Therapeutics, Inc. ("BioCancell"), see Note 5.

The Company also provides funding for early-stage biotechnology projects, with an emphasis on solutions for the oncology market. The amount of funding is immaterial and the risk of loss is high, but if the project succeeds the Company would be well-positioned to take a significant equity interest.